Net Defined Benefit Liabilities (Assets) - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ (8,826)	₩ (17,462)	₩ 3,139
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	2,462,925	2,478,143
Interest income	97,708	121,336
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	(154)	9,410
Benefits paid	(583,162)	(307,762)
Employer contributions	172,622	165,128
Changes in scope of consolidation, etc.	3,853	(3,330)
Ending	₩ 2,153,792	₩ 2,462,925	₩ 2,478,143